Convertible Loans	6 Months Ended
Jun. 30, 2020
Convertible Loan [Abstract]
CONVERTIBLE LOANS

NOTE 3:- CONVERTIBLE LOANS

a.	On January 15, 2020, the Company entered into a bridge loan agreement (the "Bridge Loan") with a third party, in which the third party lent to the Company $50 thousand (the "Bridge Loan Amount"). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2 thousand. Accordingly, the Bridge Loan was terminated with no further effect.

b.	On March 19, 2020, the Company entered into a securities purchase agreement pursuant to which it will make a private placement (the "Private Placement") with Dekel Pharmaceutical Ltd. (which was considered as a related party to the Company at the time of the Private Placement. As of the Approval Date, it is no longer a related party to the Company), of convertible promissory notes (the "Notes"), with an aggregate original principal amount of approximately $350 thousand, at an aggregate purchase price of $315 thousand in several tranches, spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ADSs of the Company (the "Private Placement Warrant") and 40,000 ADSs. The initial tranche of the Private Placement was for a principal amount of $220 thousand at a purchase price of $198 thousand. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ADSs at an initial conversion price of $0.35 per ADS (the "Fixed Conversion Price"), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on Nasdaq or any exchange upon which the ADSs or Ordinary Shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ADS, subject to adjustment.

Valuation process and techniques:

The Company's management considers the appropriateness of the valuation methods and inputs and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The valuation of the Notes, warrants and ADSs was set in accordance with International Financial Reporting Standard ("IFRS") 9 and IAS 32, "Financial Instruments: Presentation" ("IAS 32"). IFRS 9 and IAS 32 determine the accepted method in allocating the consideration received from a bundle of securities. According to the guidelines of IFRS 9 and IAS 32, the allocation is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

According to IFRS 9 and IAS 32, the allocation is based on the following hierarchy:

-	Derivative and other financial instrument measured at fair value through its contractual life.

-	Financial liabilities and other complex instruments which are not recognized at fair value.

-	Equity instruments.

IFRS 9 and IAS 32 also determine that a derivative which may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity's own equity instruments, will be defined as a financial liability, measured and presented at fair value each period. Accordingly, and as mentioned in the securities purchase agreement, in the event of conversion, the number of shares to be issued is unknown (not fixed). Therefore, according to the definition mentioned above, the conversion component and warrants are classified as a financial liabilities that will be measured at fair value, through profit or loss, as of the issuance date and on any following financial reporting date (accordingly, issue expenses related to the derivative will be recorded through profit or loss). No consideration will be left to attribute to the debt and equity instruments (except for the par value of the issuance of 40,000 ADSs mentioned above).

The valuation of the conversion component and warrants of Convertible Debentures were set at fair value, as required in IFRS 9, and in accordance with IFRS 13, "Fair value measurement" ("IFRS 13"), and was categorized as Level 3 by the Company.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The warrants' fair value was calculated using the Black–Scholes–Merton model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	June 30, 2020	March 23, 2020

Dividend yield (%)	0	0
Expected volatility (%)	129.32	122.01
Risk-free interest rate (%)	0.29	0.38
Underlying Share Price ($)	0.62	0.43
Exercise price ($)	0.35	0.35
Warrants fair value ($)	0.55	0.36

The conversion component fair value was calculated using the Monte Carlo Simulation Model, an option pricing model which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	June 30, 2020	March 23, 2020

Expected volatility (%)	150.33	116.51
Risk-free interest rate (%)	0.16	0.17
Underlying Share Price ($)	0.62	0.43
Conversion Price ($)	0.35	0.35